UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street, New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1.	Schedule of Investments.

Excelsior Tax-Exempt Funds, Inc.

Tax-Exempt Money Fund

Schedule of Portfolio Investments	June 30, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (87.07%):
12,775,000	Alaska State, Housing Finance Authority, State Capital Project, Revenue Bonds, Series C, (MBIA), 2.26%, 07/01/22 (a)	$12,775,000
8,600,000	Anne Arundel County, Maryland, Commercial Paper, 2.55%, 09/08/05	8,600,000
5,000,000	Anne Arundel County, Maryland, Commercial Paper, Series A, 2.65%, 08/15/05	5,000,000
5,800,000	Anne Arundel County, Maryland, Commercial Paper, Series B, 2.65%, 08/15/05	5,800,000
56,165,000	Austin, Texas, Water & Wastewater System, Revenue Bonds, (FSA), 2.30%, 05/15/24 (a)	56,165,000
15,640,000	Bastrop, Texas, Independent School District, Munitops Certificates Trust, General Obligation Bonds, Series 2003-23, 2.33%, 02/15/11 (a) (b)	15,640,000
10,000,000	Brownsville, Texas, Utilities System, Revenue Bonds, Series B, (MBIA), 2.45%, 08/24/05	10,000,000
14,065,000	Bryan, Texas, Independent School District, Munitops Certificates Trust, General Obligation Bonds, Series 2005-16, 2.34%, 02/15/13 (a) (b)	14,065,000
20,000,000	Burke County, Georgia, Olgethorpe Power Development Authority, Commercial Paper, Series 98-A, (AMBAC), 2.50%, 07/21/05	20,000,000
34,000,000	Burke County, Georgia, Olgethorpe Power Development Authority, Commercial Paper, Series 98-B, (AMBAC), 2.80%, 08/16/05	34,000,000
15,835,000	Cedar Hill, Texas, Independent School District, Munitops Certificates Trust, General Obligation Bonds, Series 2005-19, 2.34%, 07/01/13 (a) (b)	15,835,000
44,430,000	Charlotte, North Carolina, Water & Sewer System, Revenue Bonds, Series B, 2.30%, 07/01/27 (a)	44,430,000
12,200,000	Chicago, Illinois, Board of Education, General Obligation Bonds, Series D, (FSA), 2.32%, 03/01/32 (a)	12,200,000
33,500,000	Chicago, Illinois, General Obligation Bonds, Series B, (FGIC), 2.30%, 01/01/37 (a)	33,500,000
55,575,000	Chicago, Illinois, Metropolitan Water Reclamation District Project, Capital Improvement, General Obligation Bonds, Series A, 2.30%, 12/01/31 (a)	55,575,000
43,730,000	Chicago, Illinois, Metropolitan Water Reclamation District Project, Capital Improvement, General Obligation Bonds, Series E, 2.32%, 12/01/22 (a)	43,730,000
22,000,000	Chicago, Illinois, Neighborhood Alive Project, General Obligation Bonds, Series 21-B, (MBIA), 2.28%, 01/01/37 (a)	22,000,000
28,565,000	Chicago, Illinois, Sales Tax, Revenue Bonds, (FGIC), 2.35%, 01/01/34 (a)	28,565,000
15,000,000	Cleveland, Ohio, Waterworks, Revenue Bonds, Series L, (FGIC), 2.30%, 01/01/33 (a)	15,000,000
15,000,000	Colorado Springs, Colorado, School Disctrict No. 11 Facilities Corp., Certificate Participation, (FSA), 2.30%, 12/01/17 (a)	15,000,000
16,000,000	Colorado Springs, Colorado, Utilities, Revenue Bonds, Series A, 2.22%, 11/01/29 (a)	16,000,000
11,100,000	Colorado Springs, Colorado, Utilities, Revenue Bonds, TOCS, Series E, 2.32%, 11/09/12 (a) (b)	11,100,000
9,000,000	Colorado, Department of Transportation, Revenue Bonds, PUTTER, Series 249Z, (AMBAC), 2.32%, 06/15/14 (a) (b)	9,000,000
25,995,000	Cypress Fairbanks, Texas, Independent School District, Munitops Certificates Trust, General Obligation Bonds, Series 2003-22, 2.33%, 02/15/11 (a) (b)	25,995,000
29,630,000	Dallas, Texas, Independant School District, Munitops Certificates Trust, General Obligation Bonds, Series 2005-1, 2.33%, 08/15/12 (a) (b)	29,630,000
16,685,000	Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, 2.33%, 02/15/12 (a) (b)	16,685,000
12,935,000	Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 2.33%, 08/15/12 (a) (b)	12,935,000
10,735,000	Detroit, Michigan, City School District, Munitops Certificates Trust, General Obligation Bonds, Series 2004-39, (FGIC), 2.32%, 05/01/11 (a) (b)	10,735,000
41,620,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-1, (FSA), 2.25%, 07/01/27 (a)	41,620,000
51,780,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-2, (FGIC), 2.25%, 07/01/29 (a)	51,780,000
22,955,000	District of Columbia, General Obligation Bonds, Series B, (FSA), 2.40%, 06/01/30 (a)	22,955,000
23,635,000	District of Columbia, General Obligation Bonds, Series D, (FGIC), 2.28%, 06/01/29 (a)	23,635,000
11,100,000	Easton, Connecticut, Bond Anticipation Notes, 3.00%, 11/09/05	11,117,982

5,960,000	Fairfax County, Virginia, General Obligation Bonds, PUTTER, Series 461, 2.32%, 04/01/12 (a) (b)	5,960,000
3,500,000	Fort Bend, Texas, Independent School District, Munitops Certificates Trust, General Obligation Bonds, Series 1999-6, 2.33%, 03/07/07 (a) (b)	3,500,000
9,265,000	Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 2.33%, 08/15/11 (a) (b)	9,265,000
8,385,000	Grand Rapids, Michigan, Sanitation & Sewer Systems, Revenue Bonds, TOCS, Series G, (FGIC), 2.31%, 07/23/12 (a) (b)	8,385,000
9,995,000	Harlandale, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2005-22, 2.34%, 08/15/13 (a) (b)	9,995,000
33,000,000	Harris County, Texas, Tax Anticipation Notes, 3.75%, 02/28/06	33,225,140
6,700,000	Harvard University, Commercial Paper, Series F, 2.85%, 08/17/05	6,700,000
10,420,000	Hawaii State, Munitops Certificates Trust, General Obligation Bonds (FSA), 2.32%, 07/01/10 (a) (b)	10,420,000
10,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control, Amoco Project - Standard Oil Company, Revenue Bonds, 2.10%, 03/01/14 (a)	10,000,000
10,300,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control, Amoco Project, Revenue Bonds, 2.70%, 11/01/19 (a)	10,300,000
40,800,000	Houston, Texas, Commercial Paper, Series A, 2.85%, 07/13/05	40,800,000
12,600,000	Houston, Texas, Utility System, Revenue Bonds, TOCS, Series A, (FSA), 2.33%, 05/15/12 (a) (b)	12,600,000
23,000,000	Howard County, Maryland, Commercial Paper, Series C, 2.75%, 08/16/05	23,000,000
25,000,000	Intermountain Power Agency, Utah, Commercial Paper, Series B, 2.60%, 11/09/05	25,000,000
7,000,000	Intermountain Power Agency, Utah, Commercial Paper, Series F, (AMBAC), 2.73%, 12/01/05	7,000,000
10,000,000	Intermountain Power Agency, Utah, Power Supply, Revenue Bonds, Series E, (AMBAC), 2.72%, 07/01/18 (a)	10,000,000
8,505,000	Jacksonville, Florida, Electric Authority, Floating Rate Trust Certificates, Revenue Bonds, Series N-8, 2.48%, 10/01/23 (a) (b)	8,505,000
13,288,000	Johns Hopkins University, Commercial Paper, 2.80%, 09/08/05	13,288,000
8,955,000	Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2003-36, 2.33%, 02/01/11 (a) (b)	8,955,000
13,900,000	Kansas State, Department of Highway Transportation, Revenue Bonds, Series B-2, 2.23%, 09/01/19 (a)	13,900,000
22,500,000	Massachusetts State, General Obligations, Series A, 2.22%, 09/01/16 (a)	22,500,000
23,600,000	Mecklenburg County, North Carolina, General Obligation Bonds, Series 1996C, 2.27%, 03/01/14 (a)	23,600,000
20,400,000	Memphis, Tennessee, Commercial Paper, Series 3A2, 2.73%, 08/10/05	20,400,000
5,000,000	Metropolitan Government Nashville & Davidson County, Tennessee, Commercial Paper, 2.20%, 07/15/05	5,000,000
5,000,000	Metropolitan Government Nashville & Davidson County, Tennessee, Commercial Paper, 2.25%, 08/15/05	5,000,000
15,000,000	Metropolitan Government Nashville & Davidson County, Tennessee, Vanderbilt University, Commercial Paper, 2.80%, 10/11/05	15,000,000
17,000,000	Metropolitan Water District of Southern California, Waterworks, Revenue Bonds, Series C, 2.16%, 10/01/29 (a)	17,000,000
9,495,000	Michigan State, Municipal Bond Authority, Revenue Bonds, PUTTER, Series 419, 2.32%, 04/01/12 (a) (b)	9,495,000
5,220,000	Michigan State, Municipal Bond Authority, Revenue Bonds, PUTTER, Series 453, 2.32%, 05/01/12 (a) (b)	5,220,000
15,800,000	Michigan State, School Loan, Commercial Paper, 2.20%, 10/05/05	15,800,000
8,795,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER, Series 468, (MBIA), 2.31%, 02/01/11 (a) (b)	8,795,000
23,600,000	New York State, Dormitory Authority, Cornell University, Commercial Paper, 2.38%, 08/04/05	23,600,000
12,225,000	North Carolina State, General Obligation Bonds, PUTTER, Series 465, 2.32%, 05/01/11 (a) (b)	12,225,000
10,305,000	North Carolina State, General Obligation Bonds, PUTTER, Series 466, 2.32%, 03/01/12 (a) (b)	10,305,000
37,600,000	Ohio State University, Commercial Paper, Series F, 2.80%, 08/17/05	37,600,000
31,085,000	Ohio State, Infrastructure Improvement, General Obligations Bonds, Series D, 2.22%, 02/01/19 (a)	31,085,000
15,015,000	Oklahoma State Water Resource Board, Loan Program, Revenue Bonds, 2.20%, 09/01/32 (a)	15,015,000
18,100,000	Omaha, Nebraska, Public Power Distribution, Commercial Paper, 2.44%, 08/25/05	18,100,000
27,600,000	Omaha, Nebraska, Public Power Distribution, Commercial Paper, 2.53%, 09/15/05	27,600,000

25,000,000	Orlando & Orange County, Florida, Expressway Aurhority, Revenue Bonds, Subseries C, (AMBAC), 2.22%, 07/01/40 (a)	25,000,000
63,800,000	Orlando, Florida, Utilities Commission Water & Electric, Revenue Bonds, Series A, 2.23%, 10/01/17 (a)	63,800,001
36,000,000	Pennsylvania State, Turnpike Commission, Revenue Bonds, Series A-2, 2.32%, 12/01/30 (a)	36,000,000
9,460,000	Pflugerville, Texas, Independent School District, Munitops Certificates Trust, General Obligation Bonds,Series 2005-17, 2.34%, 02/15/13 (a) (b)	9,460,000
3,905,000	Phoenix, Arizona, Civic Improvement Corp., Excise Tax, Revenue Bonds, EAGLE, Class A, 2.32%, 07/01/17 (a) (b)	3,905,000
20,000,000	Rhode Island State Health & Educational Building Corp., Higher Educational Facilities, Brown University, Revenue Bonds, Series B, 2.23%, 09/01/32 (a)	20,000,000
7,200,000	Salem County, New Jersey, Industrial Pollution Control, Revenue Bonds, 2.80%, 03/01/12 (a)	7,200,000
10,000,000	San Antonio, Texas, Commercial Paper, Series A, 2.85%, 07/20/05	10,000,000
20,000,000	San Antonio, Texas, Commercial Paper, Series A, 2.80%, 08/16/05	20,000,000
27,600,000	Snohomish County, Washington, Public Utilities Authority, District No. 1 Generation System, Revenue Bonds, Series A-1, (FSA), 2.27%, 12/01/19 (a)	27,600,000
39,000,000	St. James Parish, Louisiana, Pollution Control, Texaco Project, Commercial Paper, Series B, 2.89%, 08/09/05	39,000,000
4,400,000	Stonington, Connecticut, Bond Anticipation Notes, Lot A, 3.00%, 10/13/05	4,405,632
17,700,000	Suffolk County, New York, Water Authority, Bond Anticipation Notes, 2.23%, 01/01/08 (a)	17,700,000
16,250,000	Tennessee State, Commercial Paper, Series A, 2.68%, 09/16/05	16,250,000
57,200,000	Texas State, Tax & Revenue, Anticipation Notes, 3.00%, 08/31/05	57,228,247
7,000,000	University of Arizona, Certificates of Participation, Series B, (AMBAC), 2.30%, 06/01/31 (a)	7,000,000
18,020,000	University of Minnesota, Board of Regents, Revenue Bonds, Series A, 2.43%, 01/01/34 (a)	18,020,000
7,460,000	University of Texas, Revenue Bonds, PUTTER, Series 592, 2.32%, 08/15/12 (a) (b)	7,460,000
15,284,000	University of Virginia, Commercial Paper, 2.83%, 08/12/05	15,284,000
3,300,000	University of Virginia, Revenue Bonds, EAGLE, Series A, 2.32%, 06/01/33 (a) (b)	3,300,000
13,300,000	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Revenue Bonds, 2.29%, 08/01/34 (a)	13,300,000
10,300,000	Washington, Maryland, Suburban Sanitation District, General Obligation Bonds, Series B, 2.40%, 06/01/23 (a)	10,300,000
13,000,000	Wilmington, North Carolina, General Obligation Bonds, 2.28%, 06/01/15 (a)	13,000,000
35,428,000	Wisconsin State, Transportation Revenue, Commercial Paper, Series 1997-A, 2.60%, 10/07/05	35,428,000
3,500,000	York County, South Carolina, School District 4, Fort Mill, General Obligation Bonds, TOCS, Series F, 2.32%, 03/09/12 (a) (b)	3,500,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,829,347,002)		1,829,347,002

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (13.13%):
29,900,000	Baltimore, Maryland, Port Facilities Authority, Revenue Bonds, (BNP PARIBAS), 2.40%, 10/14/11 (a)	29,900,000
15,000,000	Chicago, Illinois, Tender Notes, General Obligation Bonds, (STATE STREET BANK & TRUST), 2.20%, 01/27/06	15,000,000
16,000,000	Des Moines, Iowa, Hospital Facilities Authority, Methodist Medical Center Project, Revenue Bonds, (BANK OF AMERICA N.A.), 2.28%, 08/01/15 (a)	16,000,000
15,000,000	District of Columbia, Phillips College Issue, Revenue Bond, (BANK OF AMERICA N.A.), 2.30%, 08/01/33 (a)	15,000,000
30,900,000	Illinois State Development Finance Authority, Chicago Symphony Orchestra, Revenue Bonds, (NORTHERN TRUST COMPANY), 2.22%, 12/01/28 (a)	30,900,000
12,000,000	Indiana State, Museum of Art, Revenue Bonds, (JP MORGAN CHASE BANK), 2.35%, 02/01/39 (a)	12,000,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority, Redken Labs, Inc. Project, Revenue Bonds, (JP MORGAN CHASE BANK), 2.61%, 12/01/14 (a)	7,000,000
17,600,000	King County, Washington, Sewer Authority, Revenue Bonds, Series A, (LANDESBANK HESSEN), 2.21%, 01/01/32 (a)	17,600,000
2,500,000	Metropolitan Atlanta, Georgia, Rapid Transit, Commercial Paper, Series 2004-A, (CREDIT LOCALE OF FRANCE), 2.85%, 09/13/05	2,500,000
17,500,000	Metropolitan Atlanta, Georgia, Rapid Transit, Commercial Paper, Series A, (CREDIT LOCALE OF FRANCE), 2.70%, 08/10/05	17,500,000

32,600,000	Michigan State, Building Authority, Commercial Paper, Series 4, (BANK OF NEW YORK-70% / STATE STREET BANK & TRUST-30%), 2.68%, 07/21/05	32,600,000
13,550,000	New York City, New York, General Obligation Bonds, Series F-3, (JP MORGAN CHASE BANK), 2.22%, 02/15/13 (a)	13,550,000
10,000,000	New York City, New York, Mass Transportation Authority, Commercial Paper, Series A-1, (ABN AMRO), 2.70%, 07/12/05	10,000,000
9,200,000	New York State, Local Government Assistance, Revenue Bonds, Series E, (LANDESBANK HESSEN), 2.12%, 04/01/25 (a)	9,200,000
5,725,000	Vermont State, Educational & Health Buildings Financing Agency, St. Johnsbury Academy Project, Revenue Bonds, (ALLIED IRISH BANK PLC), 2.32%, 04/15/33 (a)	5,725,000
22,395,000	Vermont State, Student Assistance Corp., Student Loans, Revenue Bonds, (STATE STREET BANK & TRUST), 2.85%, 01/01/08 (a)	22,395,000
19,030,000	Washington State, Public Power Supply System, Nuclear Project No. 1, Revenue Bonds, Series 1A-2, (BANK OF AMERICA N.A.), 2.27%, 07/01/17 (a)	19,030,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $275,900,000)		275,900,000

REGISTERED INVESTMENT COMPANIES (0.39%):

5,216,077	BlackRock Muni Fund	5,216,077
2,921,088	Dreyfus Tax Exempt Cash Fund	2,921,088

Total REGISTERED INVESTMENT COMPANIES (Cost $8,137,165)		8,137,165

Total Investments (Cost $2,113,384,167) (c) - 100.59%		2,113,384,167
Liabilities in excess of other assets - (0.59)%		(12,449,493)

NET ASSETS - 100.00%		$2,100,934,674

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $312,870,000 or 14.89% of net assets.

(c)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2005, approximately 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

New York Tax-Exempt Money Fund

Schedule of Portfolio Investments	June 30, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (65.39%):
5,500,000	Albany, New York, City School District, Tax Anticipation Notes, 2.75%, 10/28/05	$5,507,566
300,000	Erie County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 2.22%, 12/01/16 (a)	300,000
8,500,000	Greenburgh, New York, Central School District, Tax Anticipation Notes, 2.63%, 10/14/05	8,503,420
5,000,000	Guilderland, New York, Central School District, Tax Anticipation Notes, 2.60%, 10/28/05	5,001,500
11,000,000	Metropolitan Transition Authority, New York, Revenue Bonds, Series D-2, (FSA), 2.20%, 11/01/32 (a)	11,000,000
6,000,000	Nassau County, New York, Interim Finance Authority, Revenue Bonds, Series A, (FSA), 2.20%, 11/15/22 (a)	6,000,000
7,255,000	Nassau County, New York, Interim Finance Authority, Sales Tax, Revenue Bonds, Series B, (FSA), 2.17%, 11/15/22 (a)	7,255,000
9,980,000	New York City, New York, Municipal Water Finance Authority, Revenue Bonds, PUTTER, Series 622, (AMBAC), 2.31%, 06/15/12 (a) (b)	9,980,000
10,870,000	New York City, New York, Transitional Finance Authority, EAGLE, Revenue Bonds, Class A, 2.31%, 02/01/31 (a) (b)	10,870,000
4,995,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER, Series 307, (AMBAC), 2.31%, 08/01/19 (a) (b)	4,995,000
5,515,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER, Series 471, (FGIC), 2.31%, 02/01/11 (a) (b)	5,515,000
12,685,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, Series 536, (MBIA), 2.29%, 05/01/15 (a) (b)	12,685,000
2,680,000	New York State, Dormitory Authority, Columbia University, Commercial Paper, 2.85%, 08/12/05	2,680,000
9,830,000	New York State, Dormitory Authority, Columbia University, Commercial Paper, 2.50%, 11/09/05	9,830,000
5,035,000	New York State, Dormitory Authority, Cornell University, Revenue Bonds, Series A, 2.18%, 07/01/29 (a)	5,035,000
10,000,000	New York State, Dormitory Authority, Cornell University, Revenue Bonds, Series B, 2.18%, 07/01/30 (a)	10,000,000
5,000,000	New York State, Dormitory Authority, Mental Health Facilities, Revenue Bonds, (FSA), 2.25%, 02/15/21 (a)	5,000,000
12,265,000	New York State, Dormitory Authority, Public Library Project, Revenue Bonds, Series A, (MBIA), 2.20%, 07/01/28 (a)	12,265,000
5,500,000	New York State, Environmental Facilities, Solid Waste Disposal, Revenue Bonds, 2.34%, 07/01/19 (a)	5,500,000
5,000,000	New York State, Local Government Assistance, Revenue Bonds, Series 3V, (FGIC), 2.31%, 04/01/24 (a)	5,000,000
10,000,000	New York State, Munitops Certificates Trust, General Obligation Bonds, (FSA), 2.32%, 12/15/12 (a) (b)	10,000,000
1,000,000	New York State, Power Authority & General Purpose, General Obligation Bonds, 2.15%, 03/01/16 (a)	997,000
5,000,000	New York State, Power Authority, Revenue Bonds, Sub-Series 5, 2.20%, 11/15/11 (a)	5,000,000
8,185,000	New York State, Sales Tax Asset Receivable Corp., Revenue Bonds, PUTTER, Series 564, (MBIA), 2.31%, 10/15/12 (a) (b)	8,185,000
23,225,000	New York State, Thruway Authority, Revenue Bonds, EAGLE, Class A, (AMBAC), 2.31%, 01/01/30 (a) (b)	23,224,999
6,000,000	New York State, Triborough Bridge & Tunnel Authority, Revenue Bonds, EAGLE, Class A, (MBIA), 2.31%, 01/01/32 (a) (b)	6,000,000
1,500,000	New York State, Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, 2.25%, 01/01/33 (a)	1,500,000
10,000,000	New York State, Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, (AMBAC), 2.19%, 01/01/33 (a)	10,000,000

9,400,000	Niagara Falls, New York, Bridge Community Toll Authority, Revenue Bonds, Series A, (FGIC), 2.22%, 10/01/19 (a)	9,400,000
7,600,000	Port Authority of New York & New Jersey, Special Obligation, Revenue Bonds, Versatile Structure Obligation, Series 5, 2.29%, 08/01/24 (a)	7,600,000
4,750,000	South Orangetown, New York, Central School District, Bond Anticipation Notes, 3.25%, 12/29/05	4,767,148
12,500,000	Suffolk County, New York, Tax Anticipation Notes, Series I, 3.25%, 08/16/05	12,520,649
6,900,000	Suffolk County, New York, Water Authority, Bond Anticipation Notes, 2.23%, 06/01/06 (a)	6,900,000
5,200,000	Suffolk County, New York, Water Authority, Bond Anticipation Notes, 2.23%, 01/01/08 (a)	5,200,000
7,000,000	Suffolk County, New York, Water Authority, Bond Anticipation Notes, 2.23%, 12/01/09 (a)	7,000,000
7,500,000	Tompkins County, New York, Individual Development Agency, Civic Facilities, Ithaca College Project, Revenue Bonds, (XLCA), 2.35%, 07/01/34 (a)	7,500,000
3,500,000	West Genesee, New York, Central School District, Camillus Project, Revenue Anticipation Notes, 3.25%, 11/18/05	3,506,543

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $272,223,825)		272,223,825

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (32.44%):
3,700,000	Long Island Power Authority, New York, Electrical Systems Revenue Bonds, Series 1A, (BAYERISCHE LANDESBANK-80% / LANDESBANK BADEN-WUERTTEMBERG-20%), 2.31%, 05/01/33 (a)	3,700,000
4,350,000	Long Island Power Authority, New York, Revenue Bonds, Sub-Series 2A, (WESTDEUTSCHE LANDESBANK), 2.20%, 05/01/33 (a)	4,350,000
5,000,000	New York City, New York, General Obligation Bonds, Sub-Series A2, (BANK OF AMERICA N.A.), 2.18%, 08/01/31 (a)	5,000,000
9,630,000	New York City, New York, General Obligation Bonds, Sub-Series B8, (BAYERISCHE LANDESBANK), 2.23%, 08/15/24 (a)	9,630,000
1,300,000	New York City, New York, General Obligation Bonds, Sub-Series C5, (BANK OF NEW YORK), 2.24%, 08/01/20 (a)	1,300,000
2,900,000	New York City, New York, General Obligation Bonds, Sub-Series G3, (WESTDEUTSCHE LANDESBANK), 2.18%, 08/01/14 (a)	2,900,000
2,850,000	New York City, New York, General Obligation Bonds, Sub-Series H6, (FLEET NATIONAL BANK), 2.20%, 03/01/34 (a)	2,850,000
5,000,000	New York City, New York, General Obligation Bonds, Subseries A-4, (BANK OF NOVA SCOTIA), 2.18%, 08/01/31 (a)	5,000,000
8,800,000	New York City, New York, Industrial Development Agency, Civic Facility Revenue Bonds, Jewish Community Center Project, (MANUFACTURERS & TRADERS), 2.40%, 03/01/30 (a)	8,800,000
10,000,000	New York City, New York, Industrial Development Agency, Revenue Bonds, New York Stock Exchange Project, Series B, (BANK OF AMERICA N.A.), 2.28%, 05/01/33 (a)	10,000,000
15,000,000	New York City, New York, Mass Transportation Authority, BANS Project, Commercial Paper, Series A-1, (ABN AMRO), 2.55%, 09/08/05	15,000,000
2,000,000	New York City, New York, Mass Transportation Authority, BANS Project, Commercial Paper, Series A-1, (ABN AMRO), 2.50%, 10/06/05	2,000,000
12,000,000	New York City, New York, Mass Transportation Authority, Commercial Paper, Series A-1, (ABN AMRO), 2.70%, 07/12/05	12,000,000
5,400,000	New York City, New York, Mass Transportation Authority, Commercial Paper, Series A-1, (ABN AMRO), 2.48%, 10/06/05	5,400,000
1,350,000	New York City, New York, Trust for Cultural Resources, Pierpont Morgan Library, Revenue Bonds, (JP MORGAN CHASE BANK), 2.25%, 02/01/34 (a)	1,350,000
3,000,000	New York State, Commercial Paper, Series 97-A, (BAYERISCHE LANDESBANK-50% / LANDESBANK BADEN-WUERTTEMBERG-50%), 2.80%, 07/13/05	3,000,000
3,650,000	New York State, Commercial Paper, Series 97-A, (BAYERISCHE LANDESBANK-50% / LANDESBANK BADEN-WUERTTEMBERG-50%), 2.75%, 08/16/05	3,650,000
13,500,000	New York State, Housing Finance Agency Services, Revenue Bonds, Series I, (LANDESBANK HESSEN), 2.31%, 03/15/31 (a)	13,500,000
4,000,000	New York State, Local Government Assistance, Revenue Bonds, Series B, (BANK OF NEW YORK), 2.10%, 04/01/25 (a)	4,000,000
6,600,000	New York State, Local Government Assistance, Revenue Bonds, Series F, (SOCIETE GENERALE), 2.18%, 04/01/25 (a)	6,600,000

5,300,000	New York State, Long Island Power Authority, Commercial Paper, Series CP-1, (JP MORGAN CHASE BANK), 2.70%, 08/17/05	5,300,000
5,000,000	Syracuse, New York, Revenue Anticipation Notes, Series A, (JP MORGAN CHASE BANK), 3.13%, 10/28/05	5,009,557
4,738,000	Yonkers, New York, Industrial Development Agency, Civic Facility Revenue Bonds, Consumers Union Facility, (BANK OF NEW YORK), 2.35%, 07/01/19 (a)	4,738,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $135,077,557)		135,077,557

TAX-EXEMPT CASH EQUIVALENT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (3.29%):
8,000,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, Series 283, (Partially Prerefunded 05/15/10 @ 101), 2.29%, 11/15/18 (a) (b)	8,000,000
5,695,000	New York State, Metropolitan Transportation Authority, Floating Rate Trust Certificate, Revenue Bonds, Series 9, (FGIC) (Prerefunded 07/01/06 @ 100), 2.38%, 07/01/26 (a) (b)	5,695,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $13,695,000)		13,695,000

REGISTERED INVESTMENT COMPANIES (0.00%):
1	BlackRock Institutional New York Money Market Fund	1
1	Dreyfus New York Tax Exempt Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $2)		2

Total Investments (Cost $420,996,384) (c) - 101.12%		420,996,384
Liabilities in excess of other assets - (1.12)%		(4,652,058)

NET ASSETS - 100.00%		$416,344,326

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $105,150,000 or 25.26% net assets.

(c)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

XLCA – XL Capital Assurance Inc.

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2005, approximately 36% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At June 30, 2005, approximately 99% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.

Short-Term Tax-Exempt Securities Fund

Schedule of Portfolio Investments	June 30, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (39.04%):
9,600,000	Detroit, Michigan, Water Supply System Revenue Bonds, Series C, (FGIC) (SPA: FGIC-SPI), 2.24%, 07/01/29 (a)	$9,600,000
9,500,000	Gwinnett County, Georgia, Development Authority Revenue Bonds, Civic & Cultural Center Project (SPA: Landesbank Hessen), 2.26%, 09/01/31 (a)	9,500,000
9,500,000	Michigan Technological University Revenue Bonds, Series A, (AMBAC) (SPA: Bank of America), 2.30%, 10/01/18 (a)	9,500,000
9,500,000	Ohio State General Obligation Bonds, Series D, 2.22%, 02/01/19 (a)	9,500,000
9,500,000	Orlando, Florida, Utilities Commission Water & Electric Revenue Bonds, Series A (SPA: Bayerische Landesbank), 2.23%, 10/01/17 (a)	9,500,000
9,500,000	Pennsylvania State University Revenue Bonds, Series A (GO of University) (SPA: Westdeutsche Landesbank), 2.26%, 03/01/32 (a)	9,500,000
9,500,000	Triborough Bridge & Tunnel Authority, New York, Revenue Bonds, Series B, (AMBAC) (SPA: State Street Bank and Trust), 2.23%, 01/01/32 (a)	9,500,000
7,000,000	University of Missouri Revenue Bonds, Series B, 2.29%, 11/01/30 (a)	7,000,000
3,800,000	Valdez, Alaska, Marine Revenue Bonds, Series C, 2.30%, 07/01/37 (a)	3,800,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $77,400,000)		77,400,000

TAX-EXEMPT SECURITIES (55.28%):
8,000,000	California State Economic Recovery General Obligation Bonds, Series A, 5.00%, 07/01/07	8,350,320
8,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series A, 5.00%, 06/01/07	8,334,320
6,000,000	Georgia State Road & Thruway Authority Revenue Bonds, 4.00%, 10/01/07	6,169,260
5,000,000	Massachusetts State General Obligation Bonds, Series B, 4.00%, 08/01/06	5,072,200
15,000,000	Memphis, Tennessee, Electric System Revenue Bonds, Series A, (FSA), 5.00%, 12/01/07	15,797,100
10,000,000	Montgomery County, Maryland, General Obligation Bonds, Series A, 5.00%, 11/01/07	10,527,200
5,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B, 4.00%, 11/15/05	5,024,250
8,000,000	New Jersey State Economic Development Authority Revenue Bonds, School Facilities, Series F, 5.00%, 06/15/07	8,327,120
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Future Tax, Sub-Series D1, 5.00%, 11/01/07	10,506,500
5,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA), 5.00%, 11/01/06	5,144,600
10,000,000	Texas State Public Finance Authority General Obligation Bonds, Series A, 5.25%, 10/01/07	10,529,200
15,000,000	Texas State Public Finance Authority Revenue Bonds, Series A, (FSA), 5.00%, 12/15/07	15,791,550

Total TAX-EXEMPT SECURITIES (Cost $110,738,938)		109,573,620

TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (4.79%):
9,500,000	New York State Housing Finance Agency Service Revenue Bonds, Series E (BNP Paribas), 2.23%, 03/15/27 (a)	9,500,000

Total TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $9,500,000)		9,500,000

REGISTERED INVESTMENT COMPANIES (0.50%):
0	BlackRock Muni Fund (b)	0
990,169	Dreyfus Tax Exempt Cash Fund	990,170

Total REGISTERED INVESTMENT COMPANIES (Cost $990,170)		990,170

Total Investments (Cost $198,629,108) (c) - 99.61%		197,463,790
Other assets in excess of liabilities - 0.39%		778,902

NET ASSETS - 100.00%		$198,242,692

(a)	Variable Rate Security - The rate disclosed is as of June 30, 2005.

(b)	Fractional position less than 1 share.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
0	(1,165,318)	(1,165,318)

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FGIC – SPI – Financial Guaranty Insurance Corp. Securities Purchase, Inc.

FSA – Financial Security Assurance

SPA – Standby Purchase Agreement

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2005, approximately 5% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments	June 30, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (19.62%):
10,000,000	Alaska State Housing Finance Authority Revenue Bonds, Capital Project, Series C, (MBIA), 2.26%, 07/01/22 (a)	$10,000,000
9,000,000	Hurley, New Mexico, Pollution Control Revenue Bonds, Kennecott Santa Fe, 5.10%*, 1/4/99, 2.30%, Updates-Kennecott Santa Fe 12/01/15, Daily Reset (a)	9,000,000
14,800,000	Iowa State Finance Authority Revenue Bonds, Multi-Family Housing, Village Court Association, Series B, 2.30%, 11/01/15 (a)	14,800,000
14,710,000	Kansas State, Department of Transportation Highway Revenue Bonds, Series C-1, (SPA: Westdeutsche Landesbank/ Dexia Credit Local), 2.20%, 09/01/19 (a)	14,710,000
12,000,000	Massachusetts Bay Transportation Authority General Obligation Bonds, Transportation Systems, (SPA: Westdeutsche Landesbank), 2.22%, 03/01/30 (a)	12,000,000
9,000,000	Mount Vernon, Indiana, Industrial Pollution Control & Solid Waste Disposal Revenue Bonds, General Electric Co. Project, 2.35%, 12/01/14 (a)	9,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $69,510,000)		69,510,000

TAX-EXEMPT SECURITIES (70.03%):
10,000,000	Clark County, Nevada, School District General Obligation Bonds, Series B, (FSA), 5.00%, 06/15/12	11,020,700
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A, 5.25%, 11/15/10	11,053,500
10,000,000	Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure, Series A, (FGIC), 5.50%, 10/01/10	11,146,100
10,000,000	Cook County, Illinois, General Obligation Bonds, Series D, (AMBAC), 5.25%, 11/15/11	11,091,600
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA), 5.38%, 10/01/12	11,332,400
10,000,000	Detroit, Michigan, Sewer Disposal Revenue Bonds, Series A, (FSA), 5.00%, 07/01/14	11,015,200
10,000,000	Flordia State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection-Preservation 2000, Series A, (FSA), 6.00%, 07/01/13	11,820,300
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA), 5.50%, 02/01/12	11,277,000
10,000,000	Illinois State General Obligation Bonds, First Series, (MBIA), 5.50%, 08/01/14	11,500,500
10,000,000	Illinois State Sales Tax Revenue Bonds, First Series, (FSA), 5.25%, 06/15/13	11,218,700
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA), 6.50%, 12/15/11	11,875,000
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA), 5.00%, 07/01/13	11,140,300
10,000,000	Maryland State Capital Improvement General Obligation Bonds, State & Local Facilities, 1st Lien, Series A, 5.25%, 03/01/13	11,316,100
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA), 5.25%, 10/15/14	11,224,400
10,000,000	New Jersey State General Obligation Bonds, Series D, 6.00%, 02/15/11	11,415,700
20,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series C, (FSA), 5.50%, 12/15/10	22,312,000
10,000,000	New York State Dormitory Authority, State University Educational Facilities Revenue Bonds, Series B, (FSA), 5.25%, 05/15/11	11,109,400
10,000,000	Pennsylvania State General Obligation Bonds, 5.50%, 02/01/13	11,390,900
10,000,000	Pennsylvania State General Obligation Bonds, First Series, (MBIA), 5.25%, 02/01/12	11,174,300
10,000,000	Pennsylvania State General Obligation Bonds, Second Series, (FGIC), 5.25%, 10/01/14	11,395,800
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA), 5.50%, 01/01/11	11,212,900

Total TAX-EXEMPT SECURITIES (Cost $238,193,353)		248,042,800

TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (2.82%):
10,000,000	Pennsylvania State, Higher Educational Facilities Authority Revenue Bonds, Association of Independent Colleges, Series E-3 (PNC Bank N.A.), 2.26%, 11/01/14 (a)	10,000,000

Total TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $10,000,000)		10,000,000

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (6.27%):
10,000,000	Chicago, Illinois, Metropolitan Water Reclamation District Authority General Obligation Bonds, Series A, (Escrowed to Maturity), 5.25%, 12/01/10	11,082,700
10,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Renenue Bonds, Series A, (Escrowed to Maturity), 5.25%, 06/15/11	11,112,500

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $20,951,238)		22,195,200

REGISTERED INVESTMENT COMPANIES (0.22%):
1	BlackRock Muni Fund	1
787,995	Dreyfus Tax Exempt Cash Fund	787,995

Total REGISTERED INVESTMENT COMPANIES (Cost $787,996)		787,996

Total Investments (Cost $339,442,587) (b) - 98.96%		350,535,996
Other assets in excess of liabilities - 1.04%		3,699,816

NET ASSETS - 100.00%		$354,235,812

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
11,441,294	(347,885)	11,093,409

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2005, approximately 9% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

Long-Term Tax-Exempt Fund

Schedule of Portfolio Investments	June 30, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (30.06%):
2,500,000	Fairfax County, Virgina, Economic Development Authority, Smithsonian Institution Revenue Bonds, Series A, (SPA: Bank of America N.A.), 2.20%, 12/01/33 (a)	$2,500,000
2,500,000	Kansas State, Department of Transportation Highway Revenue Bonds, Series C-1, (SPA: Westdeutsche Landesbank/ Dexia Credit Local), 2.20%, 09/01/19 (a)	2,500,000
2,500,000	Marshall County, West Virginia, Pollution Control, Mountaineer Carbon Revenue Bonds, 2.30%, 12/01/20 (a)	2,500,000
2,500,000	Michigan State University Revenue Bonds, Series B,(SPA: Landesbank Hessen-Thueringen), 2.22%, 02/15/26 (a)	2,500,000
2,500,000	New Jersey State, Sports & Exposition Authority Revenue Bonds, Series B-1, (MBIA) (SPA: JP Morgan Chase Bank), 2.23%, 03/01/21 (a)	2,500,000
2,500,000	Palm Beach County, Florida, School Board Certificate Participation, (AMBAC) (SPA: Dexia Credit Local), 2.22%, 08/01/29 (a)	2,500,000
2,500,000	Pennsylvania State University Revenue Bonds, Series A, (SPA: JP Morgan Chase Bank), 2.26%, 04/01/31 (a)	2,500,000
1,000,000	University of Missouri Revenue Bonds, Series B, 2.29%, 11/01/30 (a)	1,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $18,500,000)		18,500,000

TAX-EXEMPT SECURITIES (52.40%):
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA), 5.00%, 06/15/15	3,328,290
3,000,000	Connecticut State, Health & Educational Facilities Authority Revenue Bonds, Connecticut State University Systems, Series E, (FGIC), 5.00%, 11/01/33	3,165,180
3,000,000	Maryland State, State & Local Facilities Loan General Obligation Bonds, 1st Series, 5.00%, 08/01/16	3,344,580
3,000,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, Series C, 5.00%, 06/15/35	3,174,990
3,000,000	New York State, Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution, 5.00%, 06/15/33	3,189,720
3,000,000	North Carolina State, Public Improvement General Obligation Bonds, Series A, 5.00%, 03/01/16	3,349,920
3,000,000	Orlando & Orange County, Florida, Expressway Authority Revenue Bonds, Series B, (AMBAC), 5.00%, 07/01/35	3,165,570
3,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA), 5.00%, 11/01/28	3,177,690
3,000,000	University of California Revenue Bonds, Multiple Purpose Projects, Series Q, (FSA), 5.00%, 09/01/34	3,178,800
3,000,000	University of North Carolina Revenue Bonds, Series Q, (FSA), 5.00%, 12/01/33	3,183,600

Total TAX-EXEMPT SECURITIES (Cost $30,894,321)		32,258,340

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (15.56%):
3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA), 5.00%, 12/01/30, (Prerefunded 12/01/12 @ 100)	3,299,340
2,500,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA), 5.25%, 12/01/14, (Escrowed to Maturity)	2,860,800
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA), 5.50%, 05/01/16, (Prerefunded 05/01/12 @ 100)	3,415,650

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $8,996,483)		9,575,790

REGISTERED INVESTMENT COMPANIES (1.61%):
1	BlackRock Muni Fund	1
989,541	Dreyfus Tax Exempt Cash Fund	989,541

Total REGISTERED INVESTMENT COMPANIES (Cost $989,542)		989,542

Total Investments (Cost $59,380,346) (b) - 99.63%		61,323,672
Other assets in excess of liabilities - 0.37%		228,337

NET ASSETS - 100.00%		$61,552,009

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
1,943,326	0	1,943,326

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2005, approximately 16% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

California Tax-Exempt Income Fund

Schedule of Portfolio Investments	June 30, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (3.42%):
1,500,000	Metropolitan Water District of Southern California, Revenue Bonds, Series B2, (SPA: Dexia Credit Local), 2.20%, 07/01/20 (a)	$1,500,000
800,000	Orange County, California, Sanitation Districts, Certificate of Participation, Series A, (SPA: Dexia Public Finance), 2.20%, 08/01/29 (a)	800,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $2,300,000)		2,300,000

TAX-EXEMPT SECURITIES (87.87%):
545,000	Alameda-Contra Costa, California, Cerificates of Participation, Transportation District, (AMBAC), 4.00%, 08/01/12	564,298
595,000	Berkeley, California, Unified School District, General Obligation Bonds, (FGIC), 4.38%, 08/01/06	606,311
35,000	California Educational Facilities Authority, Santa Clara University Revenue Bonds, (MBIA), 4.90%, 09/01/06	35,923
750,000	California Educational Facilities Authority, Stanford University Revenue Bonds, Series R, 5.00%, 11/01/11	830,723
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC), 4.50%, 02/01/13	1,075,610
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series T, 5.00%, 12/01/11	1,074,590
500,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series U, 4.00%, 12/01/06	510,055
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y, 5.00%, 12/01/10	1,097,470
1,000,000	California State Economic Recovery, General Obligation Bonds, Series A, (FGIC), 5.25%, 07/01/14	1,138,059
750,000	California State General Obligation Bonds, 6.25%, 04/01/08	813,735
750,000	California State General Obligation Bonds, (MBIA), 7.50%, 10/01/07	826,875
750,000	California State Infrastructure & Economic Development Bank Revenue Bonds, Bay Area Toll Bridges, Series A, (FSA), 5.00%, 07/01/11	826,875
250,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series D, (MBIA), 4.85%, 09/01/08	265,663
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC), 5.00%, 11/01/12	1,113,140
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment, 5.00%, 07/01/13	1,114,030
315,000	Central Coast Water Authority, California, Revenue Bonds, State Water Project, Series A, (AMBAC), 6.00%, 10/01/05	317,596
1,000,000	Central Valley School District Financing Authority, California, School District General Obligation Bonds, Series A, (MBIA), 6.15%, 08/01/09	1,123,469
1,100,000	Cerritos, California, Public Financing Authority Tax Allocation Bonds, Redevelopment Project, Series A, (AMBAC), 3.00%, 11/01/10	1,098,361
545,000	Chino Basin, California, Regional Financing Authority Revenue Bonds, Municipal Water District Sewer System Project, (AMBAC), 7.00%, 08/01/05	546,850
350,000	Contra Costa County, California, Certificates of Participation, Capital Projects, (AMBAC), 4.63%, 02/01/07	361,043
550,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC), 6.00%, 03/01/07	580,404
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC), 6.00%, 03/01/08	1,081,490
750,000	East Bay, California, Regional Park District Authority General Obligation Bonds, 5.00%, 09/01/07	785,655
250,000	Escondido, California, Unified School District General Obligation Bonds, Series A, (FGIC), 5.00%, 09/01/08	266,168

1,150,000	Fairfield-Suisun, California, Unified School District General Obligation Bonds, (MBIA), 4.25%, 08/01/10	1,218,229
975,000	Foothill - De Anza, California, Community College District General Obligation Bonds, (FGIC), 5.00%, 08/01/14	1,069,068
155,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC), 4.80%, 09/01/06	158,914
750,000	Glendale, California, Unified School District General Obligation Bonds, Series D, (MBIA), 4.50%, 09/01/13	797,138
745,000	Los Altos, California, School District General Obligation Bonds, Series A, (FSA), 5.00%, 08/01/06	764,042
300,000	Los Angeles County, California, Public Works Financing Authority Revenue Bonds, Regional Park & Open Space District, Series A, 5.25%, 10/01/05	301,926
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA), 5.00%, 07/01/14	1,107,390
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA), 4.00%, 09/01/13	1,045,280
150,000	Los Angeles, California, Municipal Improvement Corporation Sanitation Equipment Charge Revenue Bonds, Series A, (FSA), 4.88%, 02/01/06	151,991
750,000	Los Angeles, California, Municipal Improvement Corporation Sanitation Equipment Charge Revenue Bonds, Series B, (AMBAC), 4.60%, 02/01/06	758,798
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC), 5.00%, 02/01/13	1,108,780
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA), 5.00%, 02/01/10	1,085,680
500,000	Los Angeles, California, Unified School District General Obligation Bonds, Series F, (FSA), 4.50%, 07/01/13	539,635
1,000,000	Los Angeles, California, Wastewater System Revenue Bonds, Series A, (FGIC), 5.50%, 06/01/10	1,111,720
370,000	Marin, California, Municipal Water District Revenue Bonds, (AMBAC), 4.00%, 07/01/10	387,364
700,000	Metropolitan Water District of Southern California, General Obligation Bonds, 4.25%, 03/01/08	726,845
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A, 3.00%, 03/01/08	1,006,590
960,000	Metropolitan Water District of Southern California, Revenue Bonds, 5.75%, 07/01/09	1,060,003
120,000	Metropolitan Water District of Southern California, Revenue Bonds, Series B, (MBIA), 5.25%, 07/01/07	125,512
1,000,000	Modesto, California, Irrigation District Financing Authority Certificates of Participation, Series A, (MBIA), 4.00%, 07/01/09	1,042,660
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA), 5.45%, 10/01/07	1,027,182
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC), 4.00%, 09/01/10	1,048,360
1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC), 4.50%, 06/15/12	1,077,100
500,000	Napa County, California, Flood Protection & Watershed Improvement Revenue Bonds, Series A, (FGIC), 5.00%, 06/15/13	539,220
250,000	Northern California Power Agency, Public Power Revenue Bonds, Geothermal Project, Series A, (AMBAC), 5.50%, 07/01/05	250,018
125,000	Northern California Power Agency Public Power Revenue Bonds, Series A, (AMBAC), 5.60%, 07/01/06	128,628
250,000	Novato, California, General Obligation Bonds, Series A, (MBIA), 6.25%, 08/01/07	266,935
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC), 6.00%, 02/15/08	1,188,197
1,000,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 2nd Senior, (FGIC), 6.00%, 02/15/07	1,053,830
1,000,000	Oxnard, California, Wastewater District Financing Authority Revenue Bonds, (FGIC), 3.50%, 06/01/09	1,023,460
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA), 5.50%, 08/01/10	1,117,730
255,000	Sacramento, California, City Financing Authority Lease Revenue Bonds, Series A, (AMBAC), 5.05%, 11/01/06	263,142
300,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, (MBIA), 5.50%, 08/01/07	316,419
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC), 5.00%, 11/01/11 (b)	1,104,610
250,000	San Diego, California, General Obligation Bonds, Public Safety Communication Project, 6.50%, 07/15/08	273,680
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC), 5.20%, 05/15/13	1,024,790

300,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, Series B, (FGIC), 5.00%, 05/15/08	315,606
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA), 5.00%, 08/01/11	1,103,780
875,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, 5.50%, 07/01/07	923,458
1,500,000	San Francisco, California, City & County Airports Commission, Airport Revenue Bonds, 2nd Series, Issue 20, (MBIA), 5.00%, 05/01/06 (b)	1,529,069
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA), 5.00%, 06/15/08	1,064,900
1,020,000	San Francisco, California, City & County Parking Authority Revenue Bonds, Parking Meter Project, Series 1, (FGIC), 4.00%, 06/01/06	1,033,097
625,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC), 4.75%, 08/01/05	626,010
500,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC), 5.00%, 08/01/07	524,220
750,000	San Mateo County, California, Transportation District, Sales Tax Revenue Bonds, Series A, (FSA), 5.00%, 06/01/09	808,853
800,000	San Mateo, Foster City, California, School District General Obligation Bonds, (FSA), 4.00%, 09/01/13	832,288
510,000	Santa Barbara, California, Waterfront Certificates of Participation, (AMBAC), 4.13%, 10/01/12	538,550
1,075,000	Santa Clara County, California, Financing Authority Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC), 4.50%, 05/15/12	1,118,160
500,000	Santa Clara County, California, Transportation District, Sales Tax Revenue Bonds, Series A, 4.50%, 06/01/06	508,725
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA), 5.25%, 07/01/09	1,077,720
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series B, (FSA), 4.25%, 07/01/11	1,061,830
600,000	University of California Revenue Bonds, Multi-Purpose Projects, Series F, (FGIC), 5.00%, 09/01/08	621,354

Total TAX-EXEMPT SECURITIES (Cost $57,745,296)		59,012,879

TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (0.45%):
300,000	Orange County, California, Sanitation Districts, Certificate of Participation, (AMBAC), (Societe Generale), 2.20%, 08/01/16 (a)	300,000

Total TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $300,000)		300,000

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (3.33%):
100,000	California State Educational Facilities Authority Revenue Bonds, Santa Clara University, (MBIA), 4.90%, 09/01/06, (Escrowed to Maturity)	102,684
125,000	Los Angeles, California, Department of Water & Power Electric Plant Revenue Bonds, (AMBAC), 4.60%, 08/15/06, (Escrowed to Maturity)	125,299
40,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, 5.75%, 07/01/09, (Escrowed to Maturity)	44,421
80,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B, (MBIA), 5.25%, 07/01/07, (Prerefunded 07/01/06 @ 102)	83,707
125,000	Northern California Power Agency Revenue Bonds, Public Power, SeriesA, (AMBAC), 5.60%, 07/01/06, (Escrowed to Maturity)	128,775
400,000	Sacramento County, California, Sanitation District Financing Authority Revenue Bonds, 5.50%, 12/01/05, (Escrowed to Maturity)	404,844
825,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, Series A, (MBIA), 5.50%, 08/01/22, (Prerefunded 08/01/05 @ 102)	843,241
500,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, (FGIC), 5.50%, 07/01/20, (Prerefunded 07/01/05 @ 101)	505,000

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $2,221,661)		2,237,971

REGISTERED INVESTMENT COMPANIES (7.10%):
2,297,964	BlackRock California Money Fund	2,297,964
2,469,296	Federated California Money Fund	2,469,296

Total REGISTERED INVESTMENT COMPANIES (Cost $4,767,260)		4,767,260

Total Investments (Cost $67,334,217) (c) - 102.17%		68,618,110
Liabilities in excess of other assets - (2.17)%		(1,459,727)

NET ASSETS - 100.00%		$67,158,383

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	All of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
1,349,909	(66,016)	1,283,893

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2005, approximately 4% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At June 30, 2005, approximately, 95% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Fund, Inc.

New York Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments	June 30, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (21.28%):
2,100,000	Erie County, New York, Water Authority Revenue Bonds, Series A, (AMBAC) (SPA: National Australia Bank), 2.22%, 12/01/16 (a)	$2,100,000
5,600,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer Systems Revenue Bonds, Series C, (FGIC) (SPA: FGIC-SPI), 2.34%, 06/15/23 (a)	5,600,000
2,750,000	New York State Dormitory Authority, Mental Health Services Revenue Bonds, Sub-Series D-2A, (MBIA) (SPA: JP Morgan Chase Bank), 2.25%, 02/15/31 (a)	2,750,000
4,500,000	Niagara Falls, New York, Bridge Commission Toll Revenue Bonds, Series A, (FGIC) (SPA: Credit Local de France), 2.22%, 10/01/19 (a)	4,500,000
5,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5, (SPA: Bayerische Landesbank), 2.29%, 08/01/24 (a)	5,000,000
6,500,000	Suffolk County, New York, Water Authority, Bond Anticipation Notes, (SPA: Bank of Nova Scotia), 2.23%, 01/01/08 (a)	6,500,000
3,800,000	Triborough Bridge & Tunnel Authority, New York, Revenue Bonds, Series C, (AMBAC) (LIQ: Westdeutsche Landesbank), 2.19%, 01/01/33 (a)	3,800,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $30,250,000)		30,250,000

TAX-EXEMPT SECURITIES (59.72%):
10,000,000	Long Island Power Authority, New York Electric Authority Revenue Bonds, Series A, (AMBAC), 5.50%, 12/01/11	11,284,700
10,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B, (AMBAC), 5.00%, 11/15/12	11,081,500
5,000,000	New York City, New York, General Obligation Bonds, Series N, 5.00%, 08/01/12	5,439,850
6,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, 5.25%, 11/01/10	6,609,300
5,000,000	New York State Dormitory Authority, New York University Revenue Bonds, Series A, (AMBAC), 5.75%, 07/01/12	5,765,450
6,000,000	York State Dormitory Authority, Revenue Bonds, Series B, 5.25%, 11/15/23	6,596,640
6,000,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, Series A, 5.50%, 03/15/12	6,748,140
6,000,000	New York State Environmental Facilties Revenue Bonds, Municipal Water, Project K, 5.00%, 06/15/12	6,655,560
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA), 5.00%, 04/01/12	5,509,400
6,000,000	New York State Thruway Authority Revenue Bonds, Local Highway & Bridge Project, Series C, (MBIA), 5.50%, 04/01/12	6,798,840
6,000,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series A, (AMBAC), 5.00%, 03/15/16	6,657,060
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA), 6.00%, 07/01/11	5,771,900

Total TAX-EXEMPT SECURITIES (Cost $83,170,896)		84,918,340

TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (4.08%):
5,800,000	New York State Dormitory Authority, Oxford University Revenue Bonds, (Landesbank Hessen), 2.32%, 07/01/23 (a)	5,800,000

Total TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $5,800,000)		5,800,000

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (12.89%):
10,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA), 5.25%, 12/01/14, (Escrowed to Maturity)	11,443,200
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA), 5.38%, 07/01/21, (Prerefunded 07/01/13 @ 100)	6,881,400

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $18,029,132)		18,324,600

REGISTERED INVESTMENT COMPANIES (1.23%):
1	Dreyfus New York Tax Exempt Cash Fund	1
1,751,326	Provident Institutional New York Money Market Fund	1,751,326

Total REGISTERED INVESTMENT COMPANIES (Cost $1,751,327)		1,751,327

Total Investments (Cost $139,001,355) (b) - 9.20%		141,044,267
Other assets in excess of liabilities - 0.80%		1,138,992

NET ASSETS - 100.00%		$142,183,259

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
2,202,466	(159,554)	2,042,912

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FGIC – SPI – Financial Guaranty Insurance Corp. Securities Purchase, Inc.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At June 30, 2005, approximately 17% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At June 30,2005, approximately 96% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 8/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 8/29/05

By (Signature and Title)	/s/ AGNES MULLADY
Agnes Mullady, Treasurer

Date 8/29/05